Basis of Preparation (Details 2) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Net cash from operating activities	₪ 3,486	[1]	₪ 3,487	₪ 3,462
Net cash used in investing activities	(2,618)	[1]	(1,128)	(948)
Net cash used for financing activities	(2,150)	[1]	₪ (735)	₪ (2,333)
In accordance with the previous policy [Member]
Statement Line Items [Line Items]
Net cash from operating activities	3,089
Net cash used in investing activities	(2,643)
Net cash used for financing activities	(1,728)
Change [Member]
Statement Line Items [Line Items]
Net cash from operating activities	397
Net cash used in investing activities	25
Net cash used for financing activities	₪ (422)

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1.